UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of the Schedule of Investments for the period ended 9/30/14 is included with this Form.

Value Line Income and Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (72.3%)
	CONSUMER DISCRETIONARY (15.2%)
25,300	Brinker International, Inc.	$1,284,987
50,000	Comcast Corp. Class A	2,675,000
28,200	DIRECTV *	2,439,864
65,000	Discovery Communications, Inc.
	Class A *	2,457,000
60,000	Harley-Davidson, Inc.	3,492,000
26,000	Harman International Industries,
	Inc.	2,549,040
38,000	Home Depot, Inc.	3,486,120
69,000	Lamar Advertising Co.	3,398,250
40,000	Las Vegas Sands Corp.	2,488,400
63,000	Macy’s, Inc.	3,665,340
54,000	Starbucks Corp.	4,074,840
25,000	Starwood Hotels & Resorts
	Worldwide, Inc.	2,080,250
95,000	Texas Roadhouse, Inc.	2,644,800
12,700	Time Warner Cable, Inc.	1,822,323
50,000	TJX Companies, Inc. (The)	2,958,500
100,000	Toll Brothers, Inc. *	3,116,000
41,000	Vail Resorts, Inc.	3,557,160
24,400	Walt Disney Co. (The)	2,172,332
35,000	Yum! Brands, Inc.	2,519,300
		52,881,506
	CONSUMER STAPLES (4.5%)
33,400	CVS Health Corp.	2,658,306
45,000	Estee Lauder Companies, Inc.
	(The) Class A	3,362,400
23,000	Mead Johnson Nutrition Co.	2,213,060
26,300	PepsiCo, Inc.	2,448,267
29,000	Procter & Gamble Co. (The)	2,428,460
70,000	Whole Foods Market, Inc.	2,667,700
		15,778,193
	ENERGY (5.2%)
21,500	Chevron Corp.	2,565,380
27,300	ConocoPhillips	2,088,996
42,000	Enterprise Products Partners L.P.	1,692,600
33,000	Exxon Mobil Corp.	3,103,650
25,600	Royal Dutch Shell PLC ADR (1)	2,025,472
31,200	Schlumberger Ltd.	3,172,728
29,500	Total S.A. ADR	1,901,275
27,400	TransCanada Corp. (1)	1,411,922
		17,962,023
	FINANCIALS (8.1%)
43,000	American Tower Corp. REIT	4,026,090
27,300	Bank of Montreal	2,009,826
10,000	BlackRock, Inc.	3,283,200
23,000	Canadian Imperial Bank of
	Commerce (1)	2,066,550
24,400	Capital One Financial Corp.	1,991,528
51,000	Discover Financial Services	3,283,890
25,400	Health Care REIT, Inc.	1,584,198
68,000	JPMorgan Chase & Co.	4,096,320
16,600	PartnerRe Ltd.	1,824,174

Shares		Value
29,200	Prudential Financial, Inc.	$2,567,848
31,200	Wells Fargo & Co.	1,618,344
		28,351,968
	HEALTH CARE (12.1%)
68,000	AbbVie, Inc.	3,927,680
13,700	Actavis PLC *	3,305,536
10,000	Allergan, Inc.	1,781,900
21,000	Amgen, Inc.	2,949,660
22,400	Bristol-Myers Squibb Co.	1,146,432
41,000	Celgene Corp. *	3,885,980
25,000	Edwards Lifesciences Corp. *	2,553,750
35,000	Gilead Sciences, Inc. *	3,725,750
35,000	Medivation, Inc. *	3,460,450
53,000	Medtronic, Inc.	3,283,350
47,800	Merck & Co., Inc.	2,833,584
93,388	Pfizer, Inc.	2,761,483
75,000	Sanofi-Aventis ADR	4,232,250
44,237	Teva Pharmaceutical Industries
	Ltd. ADR	2,377,739
		42,225,544
	INDUSTRIALS (6.8%)
49,100	ADT Corp. (The) (1)	1,741,086
24,000	Boeing Co. (The)	3,057,120
85,000	Delta Air Lines, Inc.	3,072,750
10,700	Lockheed Martin Corp.	1,955,746
80,000	Nielsen N.V.	3,546,400
9,600	Northrop Grumman Corp.	1,264,896
38,900	Raytheon Co.	3,953,018
25,400	Union Pacific Corp.	2,753,868
24,000	United Technologies Corp.	2,534,400
		23,879,284
	INFORMATION TECHNOLOGY (14.5%)
155,000	Activision Blizzard, Inc.	3,222,450
60,000	Apple, Inc.	6,045,000
30,000	Avago Technologies Ltd.	2,610,000
10,000	Baidu, Inc. ADR *	2,182,300
50,000	Cognizant Technology Solutions
	Corp. Class A *	2,238,500
47,300	eBay, Inc. *	2,678,599
103,442	EMC Corp.	3,026,713
50,000	Facebook, Inc. Class A *	3,952,000
5,900	Google, Inc. Class A *	3,471,619
50,000	IAC/InterActiveCorp	3,295,000
94,000	Intel Corp.	3,273,080
14,000	International Business Machines
	Corp.	2,657,620
62,000	Microsoft Corp.	2,874,320
49,300	QUALCOMM, Inc.	3,686,161
80,000	Trimble Navigation Ltd. *	2,440,000
14,000	Visa, Inc. Class A	2,987,180
		50,640,542
	MATERIALS (1.2%)
36,000	Monsanto Co.	4,050,360

	TELECOMMUNICATION SERVICES (2.7%)
88,000	AT&T, Inc.	3,101,120

1

September 30, 2014

Shares		Value
55,000	BCE, Inc.	$2,351,800
80,000	Verizon Communications, Inc.	3,999,200
		9,452,120
	UTILITIES (2.0%)
24,900	AGL Resources, Inc.	1,278,366
25,400	American Electric Power
	Company, Inc.	1,326,134
53,000	American States Water Co.	1,612,260
36,300	Wisconsin Energy Corp. (1)	1,560,900
39,100	Xcel Energy, Inc.	1,188,640
		6,966,300
	TOTAL COMMON STOCKS
	(Cost $197,627,112) (72.3%)	252,187,840

Principal
Amount		Value
ASSET-BACKED SECURITIES (0.1%)
$190,579	Ford Credit Auto Lease Trust, Series
	2013-B, Class A2B, 0.42%, 1/15/16 (2)	$190,652
250,000	Ford Credit Auto Owner Trust/Ford
	Credit, Series 2014-1, Class A, 2.26%,
	11/15/25 (3)	249,804
	TOTAL ASSET-BACKED
	SECURITIES
	(Cost $442,546) (0.1%)	440,456

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)

300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.92%,
	5/10/45 (2)	316,784
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	268,128
500,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	538,585
500,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	496,361
200,000	FREMF Mortgage Trust, Series 2012-
	K711, Class B, 3.68%, 8/25/45 (2)(3)	202,649
253,815	FREMF Mortgage Trust, Series 2013-
	KF02, Class B, 2.82%, 12/25/45 (2)(3)	262,604
120,000	FREMF Mortgage Trust, Series 2013-
	K713, Class B, 3.27%, 4/25/46 (2)(3)	118,574
243,453	GNMA, Series 2013-12, Class AB,
	1.83%, 11/16/52	232,039
250,000	GNMA, Series 2013-12, Class B, 2.45%,
	11/16/52 (2)	235,859
350,000	GS Mortgage Securities Trust, Series
	2006-GG6, Class A4, 5.55%, 4/10/38
	(2)	364,700
167,248	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2005-CB12,
	Class A3A2, 4.93%, 9/12/37	167,277

Principal
Amount		Value
$191,003	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (2)	$210,208
231,776	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3, 2.24%,
	4/25/45 (2)	234,915
250,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	242,914
	TOTAL COMMERCIAL
	MORTGAGE-BACKED
	SECURITIES
	(Cost $3,999,828) (1.1%)	3,891,597

CORPORATE BONDS & NOTES (9.1%)

	BASIC MATERIALS (0.9%)
200,000	ArcelorMittal, Senior Unsecured Notes,
	5.00%, 2/25/17	206,980
100,000	ArcelorMittal, Senior Unsecured Notes,
	7.50%, 10/15/39	103,000
250,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22 (1)	245,000
350,000	Glencore Funding LLC, Guaranteed
	Notes, 4.13%, 5/30/23 (3)	346,397
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	258,648
250,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	276,339
375,000	PPG Industries, Inc., Senior Unsecured
	Notes, 3.60%, 11/15/20	388,800
560,000	Southern Copper Corp., Senior Unsecured
	Notes, 6.38%, 7/27/15	582,803
150,000	Southern Copper Corp., Senior Unsecured
	Notes, 7.50%, 7/27/35	178,841
250,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	264,062
150,000	Vale Overseas Ltd., Guaranteed Notes,
	5.63%, 9/15/19	167,501
250,000	Vale S.A., Senior Unsecured Notes,
	5.63%, 9/11/42 (1)	244,605
		3,262,976
	COMMUNICATIONS (0.9%)
150,000	Baidu, Inc., Senior Unsecured Notes,
	2.75%, 6/9/19	148,945
300,000	CBS Corp., Guaranteed Notes, 3.70%,
	8/15/24	296,259
150,000	Comcast Corp., Guaranteed Notes,
	6.40%, 3/1/40	193,177
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	254,093
200,000	Expedia, Inc., Guaranteed Notes, 4.50%,
	8/15/24 (1)	198,219
250,000	Harris Corp., Senior Unsecured Notes,
	4.40%, 12/15/20	265,852
200,000	MetroPCS Wireless, Inc., Guaranteed
	Notes, 6.63%, 11/15/20	205,500

2

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24 (3)	$257,500
250,000	Telefonica Emisiones SAU, Guaranteed
	Notes, 5.88%, 7/15/19	285,825
250,000	Tencent Holdings, Ltd., Senior Unsecured
	Notes, 3.38%, 5/2/19 (3)	252,703
50,000	Thomson Reuters Corp., Senior
	Unsecured Notes, 3.85%, 9/29/24	49,619
250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	254,957
300,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	307,888
250,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 4/1/24	248,962
		3,219,499
	CONSUMER, CYCLICAL (0.8%)
250,000	CVS Health Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	292,741
175,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	187,250
250,000	Delphi Corp., Guaranteed Notes, 6.13%,
	5/15/21	274,375
99,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (3)	102,760
100,000	L Brands, Inc., Guaranteed Notes, 6.63%,
	4/1/21	110,000
500,000	Lowe’s Cos., Inc., Senior Unsecured
	Notes, 2.13%, 4/15/16	508,977
150,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23	158,268
100,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (3)	100,138
100,000	Ryland Group, Inc. (The), Guaranteed
	Notes, 6.63%, 5/1/20	106,000
250,000	Wyndham Worldwide Corp., Senior
	Unsecured Notes, 3.90%, 3/1/23	246,330
500,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	508,750
		2,595,589
	CONSUMER, NON-CYCLICAL (0.9%)
250,000	Amgen, Inc., Senior Unsecured Notes,
	2.13%, 5/15/17	254,453
250,000	Boston Scientific Corp., Senior
	Unsecured Notes, 2.65%, 10/1/18	252,447
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	251,216
250,000	Cigna Corp., Senior Unsecured Notes,
	2.75%, 11/15/16	258,404
181,000	ConAgra Foods, Inc., Senior Unsecured
	Notes, 3.20%, 1/25/23	173,593
150,000	Constellation Brands, Inc., Guaranteed
	Notes, 3.75%, 5/1/21 (1)	147,188
150,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	152,453

Principal
Amount		Value
$250,000	HJ Heinz Co., Secured Notes, 4.25%,
	10/15/20	$248,438
500,000	Humana, Inc., Senior Notes, 6.45%,
	6/1/16	544,276
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	250,682
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 5.15%, 8/1/43	267,329
300,000	Mylan, Inc., Senior Unsecured Notes,
	1.35%, 11/29/16	299,964
150,000	Service Corp. International, Senior
	Unsecured Notes, 7.00%, 6/15/17	163,500
		3,263,943
	ENERGY (0.9%)
150,000	Anadarko Petroleum Corp., Senior
	Unsecured Notes, 6.38%, 9/15/17	170,028
150,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	153,054
150,000	Devon Energy Corp., Senior Unsecured
	Notes, 2.40%, 7/15/16	153,279
350,000	Devon Energy Corp., Senior Unsecured
	Notes, 1.88%, 5/15/17	353,217
150,000	Energy Transfer Partners L.P., Senior
	Unsecured Notes, 9.00%, 4/15/19	187,960
500,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 4.85%, 8/15/42	513,471
100,000	Hess Corp., Senior Unsecured Notes,
	5.60%, 2/15/41	112,631
250,000	Marathon Oil Corp., Senior Unsecured
	Notes, 2.80%, 11/1/22	239,260
150,000	Marathon Petroleum Corp., Senior
	Unsecured Notes, 4.75%, 9/15/44	143,994
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 3.11%, 3/17/20 (2)	101,870
250,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 6.25%, 3/17/24	261,907
100,000	Rowan Companies, Inc., Guaranteed
	Notes, 7.88%, 8/1/19	120,904
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	268,143
100,000	Valero Energy Corp., Guaranteed Notes,
	6.63%, 6/15/37	119,387
100,000	Whiting Petroleum Corp., Guaranteed
	Notes, 5.00%, 3/15/19	102,750
		3,001,855
	FINANCIAL (3.8%)
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	200,000
150,000	Ally Financial, Inc., Guaranteed Notes,
	4.63%, 6/26/15	152,085
100,000	Ally Financial, Inc., Senior Unsecured
	Notes, 3.25%, 9/29/17	98,750
250,000	American Express Co., Senior Unsecured
	Notes, 0.82%, 5/22/18 (2)	252,157

3

September 30, 2014

Principal
Amount		Value
$250,000	American International Group, Inc.,
	Senior Unsecured Notes, 4.88%, 6/1/22	$274,981
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (3)	252,149
250,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21 (1)	274,375
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (3)	312,801
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (1)	265,782
290,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	327,717
250,000	Boston Properties L.P., Senior Unsecured
	Notes, 3.13%, 9/1/23	240,312
250,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	250,610
200,000	Branch Banking & Trust Co., Senior
	Unsecured Notes, 1.05%, 12/1/16	200,039
250,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 5/15/17	256,250
250,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	259,764
150,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	151,785
350,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	351,490
250,000	Credit Agricole S.A., Senior Unsecured
	Notes, 2.13%, 4/17/18 (3)	249,605
100,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	99,961
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21 (1)	108,534
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	262,838
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	209,616
500,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 2.38%, 1/16/18	504,609
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.00%,
	8/11/15 (2)	251,602
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16	325,748
200,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	238,757
250,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	267,513
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	152,013
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	274,838
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (3)	281,250
150,000	Jefferies Group LLC, Senior Unsecured
	Notes, 8.50%, 7/15/19	185,342
150,000	Jefferies Group LLC, Senior Unsecured
	Notes, 6.25%, 1/15/36	157,890

Principal
Amount		Value
$500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 4.50%, 1/24/22	$535,713
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	263,132
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (3)	107,765
500,000	Morgan Stanley, Senior Unsecured Notes,
	4.75%, 3/22/17	537,305
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	250,438
200,000	PNC Funding Corp., Guaranteed Notes,
	3.30%, 3/8/22	201,068
500,000	Regions Financial Corp., Senior
	Unsecured Notes, 2.00%, 5/15/18	494,097
150,000	Royal Bank of Scotland Group PLC,
	Senior Unsecured Notes, 1.88%,
	3/31/17	150,077
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 3.00%, 9/24/15	254,548
250,000	Societe Generale S.A., Senior Unsecured
	Notes, 5.20%, 4/15/21	278,699
250,000	Standard Chartered PLC, Subordinated
	Notes, 5.70%, 3/26/44 (3)	264,195
250,000	State Street Corp., Senior Unsecured
	Notes, 1.35%, 5/15/18	245,626
300,000	Stifel Financial Corp., Senior Unsecured
	Notes, 4.25%, 7/18/24	301,711
250,000	Synchrony Financial, Senior Unsecured
	Notes, 3.00%, 8/15/19	250,685
100,000	Synchrony Financial, Senior Unsecured
	Notes, 3.75%, 8/15/21	100,903
500,000	Wells Fargo & Co. MTN, Senior
	Unsecured Notes, 3.50%, 3/8/22	511,080
168,000	Wells Fargo Bank NA, Subordinated
	Notes, 4.80%, 11/1/14	168,608
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	181,314
100,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	123,488
200,000	XLIT Ltd., Guaranteed Notes, 5.75%,
	10/1/21	231,358
100,000	XLIT Ltd., Guaranteed Notes, 5.25%,
	12/15/43	109,965
		13,252,938
	INDUSTRIAL (0.6%)
100,000	Lafarge S.A., Senior Unsecured Notes,
	6.20%, 7/9/15 (3)	103,370
254,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	271,018
250,000	Packaging Corp. of America, Senior
	Unsecured Notes, 3.65%, 9/15/24	245,530
150,000	Textron, Inc., Senior Unsecured Notes,
	6.20%, 3/15/15	153,780
314,000	Thermo Fisher Scientific, Inc., Senior
	Unsecured Notes, 3.20%, 3/1/16	324,143
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 4.00%, 2/1/21	541,261

4

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$250,000	Valmont Industries, Inc., Guaranteed
	Notes, 5.00%, 10/1/44	$245,262
		1,884,364
	TECHNOLOGY (0.1%)
50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	50,263
100,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42	97,519
100,000	Seagate HDD Cayman, Guaranteed
	Notes, 4.75%, 1/1/25 (3)	99,500
150,000	Xerox Corp., Senior Unsecured Notes,
	2.80%, 5/15/20	147,907
		395,189
	UTILITIES (0.2%)
100,000	Consumers Energy Co., 3.13%, 8/31/24	99,383
100,000	Exelon Generation Co. LLC, Senior
	Unsecured Notes, 5.20%, 10/1/19	110,878
250,000	Florida Power & Light Co., 4.05%, 6/1/42	249,198
250,000	South Carolina Electric & Gas Co.,
	4.35%, 2/1/42	253,837
		713,296

	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $31,362,928) (9.1%)	31,589,649

CONVERTIBLE CORPORATE BONDS & NOTES (0.6%)

	COMMUNICATIONS (0.2%)
300,000	Equinix, Inc., Convertible Fixed,
	4.75%, 6/15/16	772,500

	CONSUMER, CYCLICAL (0.1%)
200,000	MGM Resorts International,
	Guaranteed Senior Notes, 4.25%,
	4/15/15	251,875

	CONSUMER, NON-CYCLICAL (0.2%)
100,000	Gilead Sciences, Inc., Convertible
	Fixed, Series D, 1.63%, 5/1/16	466,937
123,000	Salix Pharmaceuticals Ltd., Senior
	Unsecured Notes, 2.75%, 5/15/15	412,742
		879,679
	INDUSTRIAL (0.1%)
250,000	Bristow Group, Inc., Guaranteed
	Notes, 3.00%, 6/15/38	269,063

	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $1,145,750) (0.6%)	2,173,117

Principal
Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)

$250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	$249,499
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20 (1)	277,500
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24	256,875

	TOTAL FOREIGN
	GOVERNMENT
	OBLIGATIONS
	(Cost $771,085) (0.2%)	783,874

LONG-TERM MUNICIPAL SECURITIES (0.5%)

	CALIFORNIA (0.1%)
100,000	California Educational Facilities
	Authority, Revenue Bonds, Loyola
	Marymount University, Series A,
	2.96%, 10/1/21	100,925
250,000	San Francisco Bay Area Rapid Transit
	District, Revenue Bonds, Series B,
	4.09%, 7/1/32	247,000
50,000	University of California Regents Medical
	Center Pooled Revenue, Revenue
	Bonds, Build America Bonds, Series H,
	6.40%, 5/15/31	60,650
		408,575
	ILLINOIS (0.1%)
250,000	Illinois State, General Obligation
	Unlimited, 4.96%, 3/1/16	262,865

	NEW YORK (0.1%)
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	251,470
185,000	Metropolitan Transportation Authority,
	Build America Bonds, Revenue Bonds,
	Ser. C-1, 5.12%, 11/15/19	205,344
		456,814
	TEXAS (0.2%)
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	268,300

5

September 30, 2014

Principal
Amount		Value
$250,000	Tarrant County Cultural Education
	Facilities Finance Corp., Revenue
	Bonds, Baylor Health Care System
	Project, Series C, 4.45%, 11/15/43	$234,500
		502,800
	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $1,631,759) (0.5%)	1,631,054

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.8%)
500,000	FHLB, 1.13%, 3/10/17	502,514
250,000	FHLB, 3.13%, 12/8/17	263,919
175,000	FHLB, 2.75%, 6/8/18	182,996
250,000	FHLB, 1.63%, 2/27/19	248,876
415,000	FHLB, 4.13%, 12/13/19	458,258
1,000,000	FHLB, 3.25%, 6/9/23	1,031,855
432,560	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	425,896
98,800	FHLMC Gold PC Pool #A46044, 5.00%,
	7/1/35	109,118
318,910	FHLMC Gold PC Pool #A47613, 5.00%,
	11/1/35	352,556
89,575	FHLMC Gold PC Pool #A89430, 4.50%,
	10/1/39	96,663
233,711	FHLMC Gold PC Pool #C09055, 4.00%,
	12/1/43	246,388
326,777	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	336,491
106,229	FHLMC Gold Pool #A84814, 4.50%,
	3/1/39	114,622
669,556	FHLMC Gold Pool #A86830, 4.50%,
	6/1/39	722,460
92,365	FHLMC Gold Pool #A96997, 4.50%,
	2/1/41	99,706
350,662	FHLMC Gold Pool #A97264, 4.00%,
	2/1/41	369,683
380,010	FHLMC Gold Pool #C09027, 3.00%,
	2/1/43	375,717
70,483	FHLMC Gold Pool #G08521, 3.00%,
	1/1/43	69,687
914,123	FHLMC Gold Pool #J13314, 3.50%,
	10/1/25	962,008
789,689	FHLMC Gold Pool #Q04096, 4.00%,
	10/1/41	832,525
168,454	FHLMC Gold Pool #Q06884, 3.50%,
	3/1/42	172,146
103,383	FHLMC Gold Pool #Q11077, 3.50%,
	9/1/42	105,649
500,000	FNMA, 2.00%, 9/21/15	508,782
500,000	FNMA, 0.38%, 12/21/15	500,785
1,000,000	FNMA, 0.88%, 5/21/18	979,362
99,990	FNMA Pool #254733, 5.00%, 4/1/23	110,284
358,087	FNMA Pool #745275, 5.00%, 2/1/36	395,925
39,143	FNMA Pool #832199, 4.50%, 7/1/35	42,261
447,963	FNMA Pool #844809, 5.00%, 11/1/35	494,986
13,454	FNMA Pool #910242, 5.00%, 3/1/37	14,890
66,110	FNMA Pool #973333, 4.50%, 2/1/38	71,368
13,245	FNMA Pool #975116, 5.00%, 5/1/38	14,608
229,283	FNMA Pool #AA0466, 4.50%, 2/1/39	247,517

Principal
Amount		Value
$13,241	FNMA Pool #AB1259, 5.00%, 7/1/40	$14,621
377,049	FNMA Pool #AB1796, 3.50%, 11/1/40	385,950
229,723	FNMA Pool #AB2660, 3.50%, 5/1/21	241,747
138,867	FNMA Pool #AB3218, 3.50%, 7/1/31	144,899
622,363	FNMA Pool #AB3900, 3.00%, 11/1/26	643,205
22,977	FNMA Pool #AB3943, 4.00%, 11/1/41	24,247
398,404	FNMA Pool #AB5231, 2.50%, 5/1/27	403,055
227,872	FNMA Pool #AC5822, 4.50%, 5/1/40	246,449
370,839	FNMA Pool #AD7128, 4.50%, 7/1/40	401,097
237,687	FNMA Pool #AD8529, 4.50%, 8/1/40	257,052
828,989	FNMA Pool #AE9759, 4.00%, 12/1/40	874,814
234,465	FNMA Pool #AH2084, 4.00%, 12/1/40	247,425
223,287	FNMA Pool #AH3226, 5.00%, 2/1/41	247,425
410,351	FNMA Pool #AH4493, 4.50%, 2/1/41	443,824
575,990	FNMA Pool #AH6186, 4.00%, 2/1/41	607,829
368,398	FNMA Pool #AH8932, 4.50%, 4/1/41	398,465
244,170	FNMA Pool #AI1019, 4.50%, 5/1/41	264,141
774,905	FNMA Pool #AJ9278, 3.50%, 12/1/41	793,518
28,433	FNMA Pool #AK6513, 4.00%, 3/1/42	30,005
575,055	FNMA Pool #AL0160, 4.50%, 5/1/41	622,130
810,895	FNMA Pool #AL0657, 5.00%, 8/1/41	895,722
74,055	FNMA Pool #AL3192, 5.00%, 5/1/42	81,841
406,254	FNMA Pool #AQ1853, 3.00%, 11/1/42	401,463
461,064	FNMA Pool #AS0865, 2.50%, 10/1/28	466,450
181,379	FNMA Pool #AS1529, 3.00%, 1/1/29	187,074
76,653	FNMA Pool #AT8849, 4.00%, 6/1/43	81,061
231,212	FNMA Pool #AU3621, 3.00%, 7/1/43	228,248
354,762	FNMA Pool #AU5409, 3.00%, 8/1/43	350,214
275,691	FNMA Pool #AU6562, 3.50%, 12/1/43	282,171
95,499	FNMA Pool #AU7025, 3.00%, 11/1/43	94,275
100,000	FNMA Pool #AX1138, 3.50%, 9/1/44	102,351
48,525	FNMA Pool #MA0406, 4.50%, 5/1/30	52,828
174,713	FNMA Pool #MA0577, 3.50%, 11/1/20	183,952
435,368	FNMA REMIC Trust Series 2013-18,
	Class AE, 2.00%, 3/25/28	429,378
294,785	FNMA REMIC Trust Series 2013-41,
	Class WD, 2.00%, 11/25/42	284,369
115,479	GNMA I Pool #539285, 3.00%, 5/15/42	116,500
109,429	GNMA I Pool #744842, 3.00%, 5/15/42	110,396
234,511	GNMA II Pool #MA1520, 3.00%,
	12/20/43	236,523
477,881	GNMA II Pool #MA1521, 3.50%,
	12/20/43	494,804

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $23,810,608) (6.8%)	23,832,019

U.S. TREASURY OBLIGATIONS (3.3%)
150,000	U.S. Treasury Bonds, 5.25%, 11/15/28	192,984
1,000,000	U.S. Treasury Bonds, 5.25%, 2/15/29	1,287,500
350,000	U.S. Treasury Bonds, 3.13%, 11/15/41	347,156
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	229,063
900,000	U.S. Treasury Bonds, 2.88%, 5/15/43	843,047
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	221,062
200,000	U.S. Treasury Bonds, 3.38%, 5/15/44	206,500
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	295,219
400,000	U.S. Treasury Notes, 0.50%, 10/15/14	400,047
600,000	U.S. Treasury Notes, 0.38%, 4/30/16	599,765
250,000	U.S. Treasury Notes, 1.50%, 6/30/16	254,424
900,000	U.S. Treasury Notes, 1.00%, 10/31/16	906,398

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$500,000	U.S. Treasury Notes, 0.88%, 11/30/16	$501,836
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	99,133
680,000	U.S. Treasury Notes, 0.75%, 12/31/17	669,162
350,000	U.S. Treasury Notes, 0.75%, 3/31/18	342,781
900,000	U.S. Treasury Notes, 1.38%, 9/30/18	894,375
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	991,562
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	98,719
550,000	U.S. Treasury Notes, 3.63%, 2/15/20	599,543
250,000	U.S. Treasury Notes, 1.25%, 2/29/20	241,563
300,000	U.S. Treasury Notes, 2.25%, 4/30/21	301,500
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	145,559
300,000	U.S. Treasury Notes, 2.50%, 5/15/24	300,187
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	444,797

	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $11,244,850) (3.3%)	11,413,882

Shares		Value
SHORT-TERM INVESTMENTS (5.3%)

	MONEY MARKET FUNDS
	(5.3%)
18,629,745	State Street Institutional Liquid
	Reserves Fund	$18,629,745

	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $18,629,745) (5.3%)	18,629,745

	TOTAL INVESTMENT
	SECURITIES (99.3%)
	(Cost $290,666,211)	$346,573,233

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES (0.7%)		2,480,855

NET ASSETS (4) (100%)		$349,054,088
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($349,054,088 ÷ 33,655,836 shares outstanding)		$10.37

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $8,380,481.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
For federal income tax purposes, the aggregate cost was $290,666,211, aggregate gross unrealized appreciation was $58,926,466, aggregate gross unrealized depreciation was $3,019,444 and the net unrealized appreciation was $55,907,022.

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$252,187,840	$-	$-	$252,187,840
Asset-Backed Securities	-	440,456	-	440,456
Commercial Mortgage-Backed Securities	-	3,891,597	-	3,891,597
Corporate Bonds & Notes	-	31,589,649	-	31,589,649
Convertible Corporate Bonds & Notes	-	2,173,117	-	2,173,117
Foreign Government Obligations	-	783,874	-	783,874
Long-Term Municipal Securities	-	1,631,054	-	1,631,054
U.S. Government Agency Obligations	-	23,832,019	-	23,832,019
U.S. Treasury Obligations	-	11,413,882	-	11,413,882
Short-Term Investments	-	18,629,745	-	18,629,745
Total Investments in Securities	$252,187,840	$94,385,393	$-	$346,573,233

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014